NATURE OF OPERATIONS	6 Months Ended
Sep. 30, 2025
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

AlphaTON Capital Corp (the “Company” or “AlphaTON”, formerly known as Portage Biotech, Inc.) is incorporated in the British Virgin Islands (“BVI”) with its registered office located at Clarence Thomas Building, P.O. Box 4649, Road Town, Tortola, BVI. Its USA agent, Portage Development Services Inc. (“PDS”), is located at 59 Wilton Road, Westport, CT, 06880, USA.

The Company is a foreign private issuer under the Securities and Exchange Commission (the “SEC”) rules. It is also a reporting issuer under the securities legislation of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Securities Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “PRTG”. As the principal market for the Company’s ordinary shares is Nasdaq, the Company voluntarily delisted from the CSE on April 23, 2021. On September 4, 2025, in connection with the change in the legal name of the Company effective on August 11, 2025, the Nasdaq ticker symbol of the Company’s ordinary shares was changed to “ATON”.

The Company

We are a technology company scaling the Telegram super app, with an addressable market of one billion monthly active users, while managing a strategic reserve of digital assets. We implement a comprehensive M&A and treasury strategy that combines direct token acquisition, validator operations, and strategic ecosystem investments. Through our operations, we provide public market investors with institutional-grade exposure to the Telegram ecosystem, including The Open Network (TON) token, while maintaining the governance standards and reporting transparency of a Nasdaq-listed company. Our activities span network validation and staking operations, development of Telegram-based applications, and strategic investments in TON-based decentralized finance protocols, gaming platforms, and business applications.

Through our legacy business, we are also advancing first-in-class therapies targeting known checkpoint resistance pathways to achieve durable treatment responses and improve patients’ quality of life. We actively engage in the drug development process and provide strategic counsel to guide the development of novel immunotherapy assets and asset combinations.

TON Blockchain and Toncoin

Our entry into the digital asset industry seeks to capitalize on the current change in regulation relating to, and the growing investor and consumer appetite for, digital assets; in particular the TON token. TON is the native token of the TON blockchain, and its core value lies in three interconnected roles. First, it functions as the gas token of TON blockchain: users pay TON for transactions, smart-contract executions, and accessing services such as storage or domain registration within the TON blockchain. Second, TON enables and secures the TON blockchain via its proof-of-stake (PoS) consensus model: token holders stake TON to validate and secure the chain, earn rewards, and participate in governance processes, thereby binding token utility and scarcity to network health. Third, TON’s value proposition is amplified by its alignment with Telegram’s one billion users, giving it the opportunity to move beyond niche use into more mainstream payments, apps and digital services.

Similar to other PoS blockchains, TON relies on validators to run nodes, stake TON, and validate transactions. Validators earn rewards for their contribution to the network and face penalties for misbehaviors like double-signing a transaction. TON also functions as a gas token, compensating validators and delegators for transaction processing and smart contract execution. As adoption grows through payments, decentralized apps, and Telegram integration, demand for TON is expected to rise. TON also benefits from unique ecosystem advantage. Its deep integration with Telegram positions TON for mass adoption, leveraging a user base of over one billion for payments, identity, and decentralized services.

TON token launched with an initial supply of about five billion TON. The current total supply is approximately 5.14 billion TON and the circulating supply is approximately 2.49 billion TON. The annual inflation (new token issuance) is on the order of approximately 0.5-0.6% per year after accounting for minting and some burn mechanisms, and there is no maximum supply. A substantial portion of the TON supply is locked via vesting contracts. For example, the “TON Believers Fund” program locked about 1.3 billion TON for 5 years (2-year cliff with 3-year linear release) to bring predictability to new token distribution.

TON blockchain offers multiple staking options to secure the network and earn rewards. Users can stake TON directly as validators, which requires running a node and maintaining high uptime, or delegate their tokens to trusted validators through staking pools for a simpler approach. Some pools are custodial, where providers manage keys and operations, while others are non-custodial, giving users more control over their funds. Each option varies in terms of minimum stake requirements, technical complexity, and reward distribution, allowing participants to choose between full validator responsibilities or passive delegation for convenience. The staking reward annual percentage rate for standard staking is currently in the range of approximately 2.5% to 4.0% depending on the source and platform. Technical minimum stake is 300,000 TON, but the actual minimum stake is approximately 700,000 TON as the validators compete for 400 slots in each validation round.

The key driver for TON’s adoption is its integration with Telegram. TON blockchain serves as Telegram’s Web3 infrastructure, giving TON access to the messaging app’s large user-base. Telegram users can send TON, store it in wallets embedded within the app, and interact with mini-apps built on TON directly through Telegram. Based on this integration, TON is used not only for trading but also for in-app transfers among Telegram users, micropayments, and as the default token for many services within the Telegram ecosystem. TON powers smart contracts, decentralized applications (dApps), domain/name services, storage, and more on the TON blockchain.

Some of the use cases highlighting TON adoption include:

•	Payments and transfers: Telegram users can send TON peer-to-peer within the app.
•	Smart contract & dApp fees: Developers building on TON blockchain pay transaction/contract fees in TON, which powers network operations.
•	DeFi, games, NFTs: The ecosystem includes decentralized exchanges, liquidity pools, games, and NFT marketplaces using TON token.
•	Identity/domain services: Users can buy “handles” or user names inside Telegram’s ecosystem using TON, creating additional demand.
•	Remittances / global transfers potential: With Telegram’s global reach, TON can serve as a low-cost vehicle for cross-border payments.

Digital Asset Business

Our objective through holding TON tokens is to provide shareholders with exposure to the potential appreciation of the TON tokens and to participate in the development of the TON ecosystem. To achieve this, our general strategy for deploying our working capital is to purchase TON tokens, stake the tokens to generate additional yield, and selectively deploy TON to Decentralized Finance (DeFi) opportunities, including lending and providing liquidity to decentralized exchanges, to maximize returns. We acquire TON tokens through transactions on digital asset exchanges and through over-the-counter (OTC) arrangements, and direct purchases from qualified sellers, including at a discount to the current spot price, as appropriate.

In addition, we plan to continue to raise funds to grow our TON treasury through a variety of equity and debt financings.

We aim to diversify our revenue stream beyond a TON treasury strategy to generate TON yield while supporting the adoption of the Telegram ecosystem. We plan to actively manage TON network infrastructure, including deploying GPUs to Cocoon, Telegram’s decentralized privacy-focused AI computing network layer. Additionally, to further support the TON ecosystem, we intend to incubate and accelerate applications within Telegram’s ecosystem, and invest in several companies built on the TON network. These companies, which serve diverse verticals such as gaming, healthcare, media, and finance, are expected to drive revenues and cashflow for us that are less volatile relative to direct price appreciation of direct digital asset holdings.

We will design and use liquidity management strategies for our cryptocurrency holdings, including staking protocols and yield optimization, as applicable. We intend to stake our initial TON tokens acquired as a result of the September 2025 PIPE transaction through BitGo, our primary digital asset custodian. We also intend to stake additional TON through top-performing, vetted validators that have proven track records and established relationships with our team members. We may also run our own TON validators in the future to increase our net staking yield.

As part of implementing these strategies, we maintain a custody framework designed to support secure and scalable digital asset operations. We do not self-custody, instead we rely on third-party qualified custodians for our TON treasury. Our primary custodian is currently BitGo. It is our policy to work only with best-in-class custodians that demonstrate strong security practices, robust risk management, appropriate insurance coverage, and that have U.S.-based operations. To further reduce risk, we are in process of onboarding additional qualified custodians to diversify and safeguard our TON treasury across multiple trusted providers

Legacy Immuno-oncology Business

Prior to September 2025, AlphaTON (under the name Portage Biotech) primarily operated as a clinical-stage immuno-oncology company advancing treatments the Company believes will be first-in class therapies that target known checkpoint resistance pathways to improve long-term treatment response and quality of life in patients with invasive cancers. AlphaTON’s access to next-generation technologies coupled with a deep understanding of biological mechanisms enables the identification of clinical therapies and product development strategies that accelerate these medicines through the translational pipeline. After a review of the Company’s future funding needs for clinical development of its programs as well as the capital raising market for biotechnology companies, the Company discontinued the Company sponsored trial for the invariant natural killer T-cell (“iNKT”) program and pause further patient accrual to the Company sponsored adenosine trial for both PORT-6 and PORT-7.

In March 2025, we resumed patient enrollment into the final cohort arm of TT-10 (PORT-6) as part of the Phase 1a TT-10-101 (ADPORT-601) clinical trial, following a prior pause due to funding constraints. This decision reflects the favorable safety and preliminary activity signals observed in earlier dose cohorts. In April 2025, we announced confirmatory preclinical results in mesothelioma with our TT-4 (PORT-7) compound, supporting advancement of this indication in its first-inhuman trial of TT-4 (PORT-7) which is expected to commence in the fourth quarter of fiscal 2026.

On November 12, 2025, AlphaTON and Cyncado announced a non-binding Letter of Intent with Australia’s Asbestos and Dust Diseases Research Institute (“ADDRI”) to conduct an ADDRI-sponsored investigator-initiated clinical trial of TT-4 in mesothelioma in Australia. The planned trial is expected to enroll approximately 50 patients, will be led by A/Prof Steven Kao and Dr. Melvin Chin, and is intended to run in parallel with Cyncado’s planned U.S. mesothelioma activities, subject to execution of a definitive agreement and customary regulatory approvals. Under the contemplated arrangement, Cyncado will supply TT-4 and limited support as part of an international mesothelioma program designed to accelerate decision-quality clinical data generation.

Reverse Stock Split

The Company’s Board of Directors (the “Board”) approved a reverse stock split of its ordinary shares at a ratio of 1-for-20. Beginning with the opening of trading on August 15, 2024, the Company’s ordinary shares began trading on Nasdaq on a split-adjusted basis.

The reverse stock split was implemented to increase the per share trading price of the Company’s ordinary shares for the purpose of ensuring a share price high enough to comply with the minimum $1.00 bid price requirement for continued listing on Nasdaq. The Company received notice from Nasdaq on August 30, 2024 informing the Company that it had regained compliance with the minimum $1.00 bid price requirement for continued listing on Nasdaq.

As a result of the reverse stock split, every twenty (20) pre-split ordinary shares were converted into one (1) post-split ordinary share. Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole post-split ordinary share. The reverse stock split affected all shareholders uniformly and did not alter any shareholder’s percentage interest in the Company’s ordinary shares, except for adjustments that may result from the treatment of fractional shares. All outstanding options and warrants entitling their holders to purchase the Company’s ordinary shares were adjusted as a result of the reverse stock split, in accordance with the terms of each such security. In addition, the number of ordinary shares reserved for future issuance pursuant to the Company’s equity incentive plans were also appropriately adjusted. The number of authorized ordinary shares was not proportionately reduced because the Company has an unlimited number of authorized ordinary shares available for issuance, as permitted under the laws of the British Virgin Islands.

All share and per share information included in the condensed consolidated interim financial statements have been retroactively adjusted to reflect the impact of the reverse stock split as if the stock split occurred at the beginning of the periods presented. The shares of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.